Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-6029 Fax: 513-629-1044 meredyth.whitford@wslife.com

November 10, 2016
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Touchstone Funds Group Trust
Post-Effective Amendment No. 82 under the Securities Act of 1933 and Amendment No. 84 under Investment Company Act of 1940
File Nos. 033-70958 and 811-08104
To the Commission:
We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 82 (the “Amendment”) to the Trust’s registration statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on January 27, 2017. No fees are required in connection with this filing.

The Amendment is being filed in connection with a trust consolidation for the purpose of creating two new series of the Trust: Touchstone Active Bond Fund and Touchstone High Yield Fund. (These two series are currently the only two series of Touchstone Investment Trust.)

Please contact Jacob Tiedt of Vedder Price, P.C. at (312) 609-7697 with any questions or comments with respect to the filing.

Sincerely, /s/ Meredyth A. Whitford Meredyth A. Whitford, Esq.
Enclosures